Intangible Assets, Other than Goodwill	12 Months Ended
Dec. 31, 2011
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets Disclosure [Text Block]
Note 7.	Intangible Assets, Other than Goodwill

	December 31, 2010
	Gross carrying amount	Weighted average amortization period	Accumulated amortization
		(in thousands)

Technology	$6,339	7 years	3,609
Customer relationship	8,100	7 years	4,532
Patents	842	6 years	466
Total	$15,281		8,607

	December 31, 2011
	Gross carrying amount	Weighted average amortization period	Accumulated amortization
		(in thousands)

Technology	$6,339	7 years	4,495
Customer relationship	8,100	7 years	5,689
Patents	842	6 years	603
Total	$15,281		10,787

Amortization expense for the years ended December 31, 2009, 2010 and 2011, was $2,193 thousand, $2,198 thousand and $2,180 thousand, respectively. Estimated amortization expense for the next five years is $2,126 thousand in 2012 and 2013, $177 thousand in 2014, and $7 thousand in 2015 and 2016.